Summary of Significant Accounting Policies (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jul. 27, 2022	Jan. 19, 2022	Dec. 31, 2021
FDIC Insurance coverage amount	$ 250,000	$ 250,000
Cash equivalents	$ 0	$ 0			$ 0
Net asset value per share	$ 1	$ 1
Convertible working capital loan - related party	$ 750,000	$ 500,000
Unrecognized tax benefits	0	0			0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0			$ 0
Anti-dilutive securities attributable to warrants (in shares)	17,876,330	17,876,330
Working Capital Convertible Debt [Member]
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 0	$ 500,000
Convertible working capital loan - related party	750,000	500,000
Working Capital Convertible Debt [Member] | Sponsor [Member]
Debt Instrument, Face Amount				$ 500,000
Debt Instrument, Convertible, Conversion Price			$ 1.5	$ 1.5
Related Party Loans | Promissory Note [Member]
Debt Instrument, Face Amount	$ 250,000	$ 0
Related Party Loans | Promissory Note [Member] | Sponsor [Member]
Debt Instrument, Face Amount			$ 475,000
Class A ordinary Shares Subject to Possible Redemption
Class A ordinary shares subject to possible redemption	918,402	48,300,000			48,300,000